Related Party Transactions (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Amounts related to transactions with related parties	The table below summarizes amounts related to transactions with these related parties (in thousands), other than revenues which are disclosed within the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2023 and 2022, as well as Note 5 - Revenues:

	As of
	June 30, 2023	December 31, 2022
Accounts receivable	$913	$1,821
Notes receivable	5,267	—
Accounts payable	1,879	3,195
The table below summarizes amounts related to transactions with these related parties (in thousands) :

	As of
	September 30, 2023	December 31, 2022
Accounts receivable	$763	$1,821
Notes receivable	5,351	—
Accounts payable	635	3,195
The following table presents revenue from related parties per disaggregated revenue categories:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue from related parties, included within Licensing	1,515	540	2,902	1,620
Revenue from related parties, included within Engineering and other services	104	164	766	496
The table below summarizes amounts related to transactions with these related parties (in thousands):

	Year Ended December 31,
	2022	2021
Revenues	$2,970	$3,253

	As of
	December 31, 2022	December 31, 2021
Accounts receivable	$1,821	$1,071
Contract assets	—	60
Purchases and open accounts payable	3,195	2,575